united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/16

Item 1. Reports to Stockholders.

Anfield Universal Fixed Income Fund

Class A Shares	(AFLEX)
Class C Shares	(AFLKX)
Class I Shares	(AFLIX)

April 30, 2016

Semi-Annual Report

Advised by:

Anfield Capital Management

4695 MacArthur Court

Suite 430

Newport Beach, CA 92660

www.AnfieldFunds.com

June 2, 2016

Letter to Shareholders of the Anfield Universal Fixed Income Fund (AFLIX)

Shareholders:

We are pleased to report that the Anfield Universal Fixed Income Fund has achieved its investment objectives, thanks to the guidance of Anfield Capital Management and its portfolio managers, Mr. Cyrille Conseil, CFA, Peter Van de Zilver, CFA and David Young, CFA.

Despite the persistent low yield and high volatility fixed income environment, the Fund has generated positive returns of 1.16% for the six months ending April 29, 2016. The fund performance is primarily driven by an emphasis on attractively yielding securities dominated by strong security selection. Performance contributors include U.S. corporate bonds (both investment grade and below-investment grade), mortgage-backed and asset-backed securities also contributed both yield and volatility. Higher yielding corporate securities performed well, following continued recovery of energy prices and lower volatility in the high yield space. Bank Loan securities performed in-line with expectations and preferred securities delivered strong returns, but our allocation was small for risk control purposes.

A Refresher on What the Anfield Fund Seeks to Accomplish

While we are very pleased with the Fund’s performance to date, both in absolute terms and in comparison to other bond funds, we would like to take this opportunity to remind Fund Shareholders what the Fund’s investment strategy seeks to accomplish and how that will at times differ from conventional self-named “Core” bond funds.

The Fund offers access to an absolute return bond strategy, seeking to deliver positive returns over full market cycles. Free from traditional “Core” fixed income fund restrictions driven by market indices or benchmarks, which really have nothing to do with enlightened bond fund management, Anfield is instead free to invest broadly across the global fixed income markets, without artificial limitations. The flexible and universal nature (hence the Fund’s name) of this strategy allows us to fully express our outlook, with the ability to take greater exposure in areas where we see opportunity and avoid, or even take negative exposure to fundamentally unattractive markets, or where we see heightened downside risk.

The Anfield Fund’s greater flexibility allows the Portfolio Managers to invest tactically and opportunistically according to our long- and short-term market views, unfettered by the traditional requirements to stay focused on any specific maturity range, region, or sector. We believe this freedom may provide the opportunity for higher risk-adjusted return potential over the long term, as well as greater potential to preserve capital. Further, the Fund’s absolute return orientation could enhance performance potential, particularly during periods of volatile or declining markets.

What role could the fund play in an investor’s portfolio?

Because the Anfield Fund is not tied to benchmark-specific guidelines, at times its performance is likely to differ from that of the overall bond market, potentially making it an attractive complement to a more traditional core bond holding. From our experience this is the most common use – so much so we have dubbed it the “Flexi-Core” approach to managing the post 2008/2009 financial crisis fixed income landscape. Because the Fund can migrate around the world and across market sectors, credit ratings, etc., it could also potentially serve as a “Satellite” allocation around core bonds. Some investors may consider using the Anfield Fund as part of an alternatives allocation, due to its absolute return focus, higher long-term return potential, and expected lower correlation (increased diversification) with other assets classes.

4389-NLD-6/21/2016

Market Commentary

●	S&P 500 Index ended in positive territory by 1.4% after sharp declines to start the year

●	The rate on the benchmark 10-year U.S. Treasury bond continued its choppy decline, to 1.83% at the end of April, having entered the year at 2.2% percent, as investors sought shelter from turbulent markets.

●	High yield corporate bonds, emerging markets debt, and other fixed income sectors with heightened credit risk extended their rebound in April from an early-year sell-off, while less risky areas lagged with modestly positive or slightly negative returns.

●	An uncertain credit environment continued jitters about the Chinese economy and soft source data from Washington made for volatile, data-driven markets.

●	The Fed left interest rates unchanged at its late-April policy meeting, as expected. In its statement following the meeting, the central bank acknowledged that “labor market conditions have improved further even as growth in economic activity seems to have slowed

●	Inflation remains below target rates, hovering around 1% to 1.5%

●	International stocks posted solid gains in April, continuing a rally that began in late February. The continued weakening of the U.S. dollar versus most global currencies bolstered returns for U.S. investor.

Market Outlook

●	We believe the global economy will avoid recession thanks to steady, if not inspiring U.S. growth

●	With interest rates languishing bond yields will suffer alongside strong equity markets. We forecast the Fed will tighten credit at least once during 2016 and we hope it will continue to adjust its policy rate higher - from 0.50 to 0.75 basis points - to pre-empt asset inflation

●	Though we are confident energy prices will defy the historic lows of the last three quarters price volatility is unavoidable given continued Middle East instability

●	Dollar’s dominance was rendered uncertain by Yellen’s speech and bullish job growth in March

●	We anticipate little more than single-digit returns from equity and fix-income markets for the calendar year

Current Fixed Income Investment Strategy

●	We expect high volatility to prevail and in turn we have increased our exposure to short-term, high-quality debt in sectors with strong cash positions and enhanced fundamentals

●	Economic growth and inflation “fundamentals” should foster gradual rate increases during the policy-transition period, leaving the benchmark 10-year Treasury yield at over 2.0% by end of 2016

●	Retain short-intermediate maturity focus and defensive duration (average maturity) posture in the U.S.

●	Select non-U.S. positions driven by attractive individual credit opportunities, not for cyclical positioning

●	Favor exposure to shorter-dated credit with sensible credit ratings in sectors with strong cash positions and improving fundamentals

●	Minimal Emerging Markets exposure based on credit selection

●	We favor a modest overweight on the MBS basis based on an expected range trade in rates, attractive carry, and meaningful institutional demand to cushion yield spread widening.

4389-NLD-6/21/2016

Strategy:

Directional (top-down macro)	Defensive, positioned for higher rates ; target duration between 1 to 3 years
Yield Curve	1 – 5 years (short-intermediate) mainly driven by directional, duration, sector, and yield views
Sector	Emphasize all grade yield enhancing corporate credits with strong cash positions and improving fundamentals & MBS and ABS allocations
Yield	Seeking a Target Yield to Maturity between 4%-5%
Security Selection	Active and selective
Liquidity	Continue to focus on strong liquidity—which tends to be undervalued in uncertain markets

The Fund’s conservative and at times defensive posture is built around:

●	Emphasis on short to intermediate maturities to protect from increasing rates

●	Search for attractive yields across global markets

On behalf of the entire staff at Anfield Capital Management, we thank you for your continued support.

David Young, CFA	Peter Van de Zilver, CFA
CEO & Founder	Director, Portfolio Analytics & Risk Management

Cyrille Conseil, CFA

Senior Portfolio Manager

4389-NLD-6/21/2016

Anfield Universal Fixed Income Fund

PORTFOLIO REVIEW (Unaudited)

April 30, 2016

The Fund’s performance figures* for the six months period ended April 30, 2016, compared to its benchmark:

	Six Month	1 Year	Since Inception(a)
Class A	1.03%	1.49%	2.08%
Class A with 5.75% load	(4.77)%	(4.38)%	(0.02)%
Class C	0.61%	0.78%	1.25%
Class I	1.15%	1.83%	2.33%
BofA Merrill Lynch US Dollar 3-Month Libor Constant Maturity Index(b)	0.21%	0.35%	0.28%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds, and extraordinary expenses) at 1.20%, 1.95%, and 0.95% for Class A, Class C, and Class I shares, respectively, per the most recent prospectus. Without waiver the gross expense fees are 1.76%, 2.51%, 1.51% for Class A, Class C, and Class I shares, respetively. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-866-4848.

(a)	Anfield Universal Fixed Income Fund commenced investment operations on June 28, 2013.

(b)	The BofA Merrill Lynch US Dollar 3-Month LIBOR Constant Maturity Index is designed to track the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Top 10 Allocations	% of Net Assets
Bonds & Notes	89.8%
Mutual Funds	6.4%
Preferred Stock	0.9%
Exchange Traded Funds	0.4%
Other Assets less Liabilities	2.5%
100.00%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Anfield Universal Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 0.4%
	DEBT FUND - 0.4%
16,900	PowerShares Senior Loan Portfolio	$390,221

	TOTAL EXCHANGE TRADED FUNDS (Cost $420,719)	390,221

	MUTUAL FUNDS - 6.4%
	DEBT FUNDS - 6.4%
12,142	BlackRock Floating Rate Income Strategies Fund, Inc.	160,760
183,803	Fidelity Floating Rate High Income Fund	1,718,556
362,793	Vanguard Short-Term Investment Grade Fund	3,889,141
	TOTAL MUTUAL FUNDS (Cost $5,861,875)	5,768,457

Par Value		Coupon Rate (%)	Maturity
	BONDS & NOTES * - 89.8%
	AEROSPACE/DEFENSE - 1.9%
$390,000	L-3 Communications Corp.	5.2000	10/15/2019	422,656
1,000,000	L-3 Communications Corp.	1.5000	5/28/2017	1,000,061
250,000	Northrop Grumman Corp.	1.7500	6/1/2018	251,762
				1,674,479
	AGENCY COLLATERAL CMO - INTEREST ONLY 6.8%
151,342	Fannie Mae Interest Strip	4.0000	10/25/2044	26,751
503,594	Fannie Mae REMICS	7.5000	10/25/2023	98,076
1,491,818	Fannie Mae REMICS	6.5000	11/25/2027	259,106
523,132	Fannie Mae REMICS	6.6540	11/25/2033	84,897
637,964	Fannie Mae REMICS	5.9640	11/25/2037	119,343
598,304	Fannie Mae REMICS	7.5638	12/18/2031	117,220
2,406,507	Fannie Mae REMICS	6.1940	12/25/2036	532,329
669,542	Fannie Mae REMICS	6.0040	12/25/2037	139,989
483,031	Fannie Mae REMICS	8.0040	2/25/2032	122,070
512,020	Fannie Mae REMICS	6.3040	3/25/2035	102,051
1,147,514	Fannie Mae REMICS	6.3140	5/25/2037	231,926
40,981,342	Fannie Mae REMICS	0.0300	6/25/2045	55,017
55,405	Fannie Mae REMICS	8.5867	7/25/2041	59,525
728,332	Fannie Mae REMICS	3.0000	8/25/2030	56,783
474,940	Fannie Mae REMICS	6.7540	8/25/2036	97,511
1,183,201	Fannie Mae REMICS	6.1540	8/25/2041	271,245
1,022,523	Fannie Mae REMICS	4.5000	9/25/2043	162,338
72,836	Freddie Mac REMICS	13.1311	2/15/2019	81,264
861,539	Freddie Mac REMICS	6.3156	5/15/2029	158,646
468,187	Freddie Mac REMICS	3.0000	8/15/2027	43,968
961,571	Freddie Mac REMICS	7.5656	2/15/2032	220,431
438,461	Freddie Mac REMICS	7.5656	3/15/2032	92,710
1,491,533	Freddie Mac REMICS	7.5656	3/15/2032	338,439
305,886	Freddie Mac REMICS	6.5000	3/15/2032	68,140
2,946,563	Freddie Mac REMICS	6.2156	4/15/2032	271,907
319,268	Freddie Mac REMICS	6.6156	10/15/2032	62,722
1,123,620	Freddie Mac REMICS	3.5000	4/15/2033	115,742
274,858	Freddie Mac REMICS	6.7156	8/15/2036	61,132
834,509	Freddie Mac REMICS	6.1456	9/15/2036	170,407
1,642,932	Freddie Mac REMICS	5.5956	9/15/2037	297,353
497,539	Freddie Mac REMICS	5.9356	10/15/2037	91,077
2,799,367	Freddie Mac REMICS	5.5000	7/15/2040	166,626
1,171,934	Freddie Mac Strips	7.2656	12/15/2036	228,078
1,833,445	Freddie Mac Strips	4.3870	1/15/2043	330,614
472,146	Government National Mortgage Association	4.0000	12/16/2026	51,532
968,239	Government National Mortgage Association	6.1156	2/16/2033	135,548
3,088,414	Government National Mortgage Association	3.5000	8/20/2040	279,371
570,082	Government National Mortgage Association	3.0000	7/20/2041	51,282
1,539,516	Government National Mortgage Association	6.3116	1/20/2042	186,588
1,734,922	Government National Mortgage Association	3.5000	4/20/2044	146,741
				6,186,495

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2016

Par Value		Coupon Rate (%)	Maturity	Fair Value

	AIRLINES - 2.2%
$334,453	Continental Airlines 2000-1 Class A-1 Pass Through Trust	8.0480	11/1/2020	$366,009
406,838	Continental Airlines 2009-1 Pass Through Trust	9.0000	7/8/2016	415,484
158,125	Delta Air Lines 2010-1 Class A Pass Through Trust	6.2000	7/2/2018	169,392
58,234	Delta Air Lines 2010-2 Class A Pass Through Trust	4.9500	5/23/2019	61,469
216,306	UAL 2009-1 Pass Through Trust	10.4000	11/1/2016	225,067
42,014	UAL 2009-2A Pass Through Trust	9.7500	1/15/2017	44,062
226,607	United Airlines 2014-1 Class B Pass Through Trust	4.7500	4/11/2022	227,173
300,000	US Airways 2012-2 Class C Pass Through Trust	5.4500	6/3/2018	303,375
179,408	Virgin Australia 2013-1B Trust ^	6.0000	10/23/2020	182,324
				1,994,355
	APPAREL - 0.2%
135,000	Iconix Brand Group, Inc.	2.5000	6/1/2016	135,253

	AUTO MANUFACTURERS - 5.0%
750,000	Daimler Finance North America LLC ^	1.6500	3/2/2018	751,249
200,000	Ford Motor Credit Co. LLC	1.5000	1/17/2017	200,405
600,000	Ford Motor Credit Co. LLC	4.2500	2/3/2017	612,877
300,000	Ford Motor Credit Co. LLC	2.3750	3/12/2019	303,746
115,000	Ford Motor Credit Co. LLC	2.0356	8/20/2018	115,152
300,000	Ford Motor Credit Co. LLC	2.0000	8/20/2018	297,052
500,000	General Motors Co.	3.5000	10/2/2018	516,228
250,000	General Motors Financial Co., Inc.	4.3750	9/25/2021	264,673
500,000	Volkswagen Group of America Finance LLC ^	1.2500	5/23/2017	498,490
500,000	Volkswagen Group of America Finance LLC ^	1.0239	5/23/2017	495,713
500,000	Volkswagen International Finance NV ^	1.0661	11/18/2016	498,750
				4,554,335
	AUTO PARTS & EQUIPMENT - 0.9%
500,000	Delphi Automotive PLC	3.1500	11/19/2020	509,837
250,000	Goodyear Tire & Rubber Co.	6.5000	3/1/2021	263,438
				773,275
	BANKS - 11.6%
500,000	Bank of America Corp.	2.3901	9/28/2020	496,345
268,000	Bank of America Corp.	2.3461	11/18/2020	266,237
500,000	Banque Federative du Credit Mutuel SA ^	2.5000	10/29/2018	272,529
650,000	Barclays Bank PLC	3.0000	2/22/2021	659,794
500,000	CIT Group, Inc.	3.8750	2/19/2019	507,930
750,000	Citigroup, Inc.	2.0796	8/11/2020	755,625
450,000	Citigroup, Inc.	3.0000	12/15/2020	447,944
250,000	Credit Agricole SA ^	8.3750	10/29/2049	257,918
1,250,000	Goldman Sachs Group, Inc.	1.9784	7/15/2020	1,421,875
344,000	Goldman Sachs Group, Inc.	2.0653	8/26/2020	339,483
250,000	HBOS PLC ^	6.7500	5/21/2018	246,813
135,000	HSBC Bank USA NA	4.8750	8/24/2020	146,490
252,000	JPMorgan Chase & Co.	1.5234	3/20/2017	273,139
100,000	JPMorgan Chase & Co.	2.6250	10/29/2020	99,377
263,000	Manufacturers & Traders Trust Co.	5.6290	12/1/2021	263,316
1,329,863	Manwin Licensing Intl.	14.0000	10/4/2018	1,399,681
400,000	Morgan Stanley	3.5000	9/30/2017	388,000
250,000	Morgan Stanley	4.5000	10/27/2018	255,093
306,000	National Westminster Bank PLC	0.9375	8/31/2049	320,722
110,000	Regions Financial Corp.	2.0000	5/15/2018	109,905
611,000	Royal Bank of Scotland Group PLC	5.0000	2/21/2019	612,509
250,000	SunTrust Banks, Inc.	1.6366	7/31/2017	250,895
500,000	Wells Fargo & Co.	7.9800	Perpetual	520,625
182,000	Zions Bancorporation	4.5000	3/27/2017	185,358
				10,497,603

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2016

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BEVERAGES - 1.8%
$500,000	Anheuser-Busch InBev Finance, Inc.	2.6500	2/1/2021	$513,859
50,000	Central American Bottling Corp. ^	6.7500	2/9/2022	52,625
400,000	Coca-Cola European Partners US LLC	3.2500	8/19/2021	416,415
500,000	Coca-Cola Femsa SAB de CV	2.3750	11/26/2018	507,264
100,000	Constellation Brands, Inc.	3.8750	11/15/2019	105,625
				1,595,788
	BUILDING MATERIALS - 1.2%
500,000	Cemex SAB de CV ^	5.8750	3/25/2019	512,450
525,000	Martin Marietta Materials, Inc.	6.6000	4/15/2018	567,772
				1,080,222
	COLLATERALIZED MORTGAGE OBLIGATIONS - 3.5%
351,859	Alternative Loan Trust 2004-35T2	6.0000	2/25/2035	74,490
41,558	Banc of America Alternative Loan Trust 2003-11	6.0000	1/25/2034	42,731
58,752	Banc of America Funding 2004-D Trust	2.9152	6/25/2034	58,837
32,312	Banc of America Mortgage 2004-A Trust	2.9446	2/25/2034	30,929
70,477	Banc of America Mortgage 2004-C Trust	3.1977	4/25/2034	70,298
18,103,514	BCAP LLC Trust 2007-AA2	0.4257	4/25/2037	301,834
56,945	Bear Stearns ARM Trust 2003-4	2.7224	7/25/2033	56,989
42,488	Bear Stearns Asset Backed Securities Trust 2003-AC5	5.5000	10/25/2033	43,500
43,971	Chase Mortgage Finance Trust Series 2007-A1	2.7652	2/25/2037	43,947
148,352	CHL Mortgage Pass-Through Trust 2004-7	2.9479	5/25/2034	146,144
37,987	Citigroup Global Markets Mortgage Securities VII, Inc. ^	6.0000	9/25/2033	37,987
21,380	Citigroup Mortgage Loan Trust 2008-AR4 ^	3.0211	11/25/2038	21,262
15,842	Citigroup Mortgage Loan Trust 2010-8 ^	4.5000	12/25/2036	16,008
89,281	Deutsche Mortgage Securities Inc Mortgage Loan Trust 2004-4	0.8960	6/25/2034	81,842
74,473	First Horizon Alternative Mortgage Securities Trust 2006-FA1	1.1960	4/25/2036	72,581
147,687	GSR Mortgage Loan Trust 2004-14	2.8808	12/25/2034	142,424
1,304,806	GSR Mortgage Loan Trust 2004-2F	7.2040	1/25/2034	315,708
56,949	GSR Mortgage Loan Trust 2004-6F	5.5000	5/25/2034	58,678
288,899	Impac CMB Trust Series 2004-4	1.3389	9/25/2034	254,372
36,060	Impac CMB Trust Series 2004-5	1.3660	10/25/2034	33,714
172,675	Impac CMB Trust Series 2004-6	1.2710	10/25/2034	147,947
203,452	JP Morgan Mortgage Trust 2005-A1	2.8763	2/25/2035	200,522
36,032	Lehman XS Trust Series 2005-1	1.9388	7/25/2035	34,692
29,217	MASTR Alternative Loan Trust 2003-7	6.5000	12/25/2033	30,676
40,498	MASTR Alternative Loan Trust 2004-4	5.5000	4/25/2019	41,785
63,000	MASTR Asset Securitization Trust 2005-2	5.3500	11/25/2035	63,598
87,159	Morgan Stanley Mortgage Loan Trust 2004-10AR	2.7413	11/25/2034	84,860
36,324	Morgan Stanley Mortgage Loan Trust 2004-7AR	2.6109	9/25/2034	35,590
76,577	Residential Asset Securitization Trust 2003-A7	5.5000	7/25/2033	77,708
67,854	Structured Asset Sec Corp Mort Pas Thr Certs Ser 2003 30	5.5000	10/25/2033	71,386
54,942	Structured Asset Sec Corp Mort Passthr Certs Ser 2003 40A	2.6091	1/25/2034	51,761
100,894	Structured Asset Securities Corp.	3.9399	9/25/2026	99,884
61,289	Structured Asset Securities Corp. Mo Pa Th Ce Se 1998-3 Tr	1.4460	3/25/2028	60,077
184,394	Wells Fargo Mortgage Backed Securities 2005-12 Trust	5.5000	11/25/2035	150,286
145,739	Wilshire Funding Corp.	7.2500	8/25/2027	142,712
				3,197,759
	COMMERCIAL SERVICES - 0.9%
750,000	Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc.	5.7500	4/15/2023	787,500

	COMPUTERS - 0.8%
750,000	EMC Corp.	1.8750	6/1/2018	741,931

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2016

Par Value		Coupon Rate (%)	Maturity	Fair Value

	DIVERSIFIED FINANCIAL SERVICES - 4.7%
$1,000,000	Air Lease Corp.	5.6250	4/1/2017	$1,034,782
125,000	Ally Financial, Inc.	3.3000	9/15/2016	124,721
625,000	Ally Financial, Inc.	3.5000	1/27/2019	622,656
375,000	Ally Financial, Inc.	3.3500	5/15/2019	365,618
500,000	ILFC E-Capital Trust I ^	4.2400	12/21/2065	411,250
566,000	International Lease Finance Corp.	5.7500	5/15/2016	566,401
285,000	International Lease Finance Corp.	8.7500	3/15/2017	300,818
235,000	Lazard Group LLC	6.8500	6/15/2017	247,524
500,000	Navient Corp.	8.4500	6/15/2018	536,875
				4,210,645
	ELECTRIC - 1.5%
500,000	Dayton Power & Light Co.	1.8750	9/15/2016	501,319
450,000	Entergy Corp.	5.1250	9/15/2020	496,297
250,000	Talen Energy Supply LLC	6.2000	5/15/2016	250,125
100,000	PPL Capital Funding, Inc.	6.7000	3/30/2067	77,390
				1,325,131
	ENGINEERING & CONSTRUCTION - 1.3%
260,000	SBA Tower Trust ^	2.9330	12/15/2017	260,665
275,000	SBA Tower Trust ^	3.5980	4/15/2018	274,872
600,000	SBA Tower Trust ^	2.8980	10/15/2019	602,578
				1,138,115
	ENTERTAINMENT - 0.3%
25,000	CCM Merger, Inc. ^	9.1250	5/1/2019	26,188
250,000	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. ^	5.0000	8/1/2018	255,000
				281,188
	FOOD - 0.8%
381,000	Chiquita Brands International, Inc.	4.2500	8/15/2016	381,000
250,000	Kroger Co.	6.8000	12/15/2018	282,642
10,000	Wells Enterprises, Inc. ^	6.7500	2/1/2020	10,337
				673,979
	FOOD SERVICE - 0.1%
115,000	Aramark Services, Inc.	5.7500	3/15/2020	118,809

	FOREST PRODUCTS & PAPER - 0.8%
775,000	Carter Holt Harvey Ltd. +	9.5000	12/1/2024	766,661

	HAND/MACHINE TOOLS - 0.3%
250,000	Kennametal, Inc.	2.6500	11/1/2019	238,089

	HEALTHCARE-PRODUCTS - 1.4%
1,250,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020	1,273,579

	HEALTHCARE-SERVICES - 2.3%
750,000	CHS/Community Health Systems, Inc.	5.1250	8/15/2018	761,250
740,000	HCA, Inc.	3.7500	3/15/2019	762,200
500,000	Quest Diagnostics, Inc.	4.7500	1/30/2020	543,054
				2,066,504
	HOME EQUITY ASSET BACKED SECURITIES - 6.2%
109,449	Aames Mortgage Trust 2001 1 Mortgage Pass Thr Certs Se 01 1	8.0880	6/25/2031	101,855
87,587	ABFC 2002-OPT1 Trust	1.8410	4/25/2032	80,638
246,098	ACE Securities Corp Home Equity Loan Trust Series 2003-OP1	2.9210	12/25/2033	230,805
48,605	ACE Securities Corp Home Equity Loan Trust Series 2004-HE1	2.0960	3/25/2034	47,518
79,306	AFC Trust Series 2000-1	0.7760	3/25/2030	73,225
115,211	Ameriquest Mort Sec Inc Asset Backed Ser 2003-10	3.3639	12/25/2033	112,022
65,509	Ameriquest Mort Sec Inc Asst Back Pas Thr Certs Ser 2003-9	3.4389	9/25/2033	62,083
45,710	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12	1.5639	1/25/2034	42,592
31,145	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12	2.9889	1/25/2034	30,059
22,448	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2003-11	5.3399	12/25/2033	23,385
69,046	Amresco Residential Securities Corp Mortgage Loan Trust 1998-1	7.0000	1/25/2028	69,067

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2016

Par Value		Coupon Rate (%)	Maturity	Fair Value

	HOME EQUITY ASSET BACKED SECURITIES - 6.2% (Continued)
$271,348	Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE6	2.9210	11/25/2033	$246,993
132,506	Bear Stearns Asset Backed Securities I Trust 2004-BO1	4.4460	10/25/2034	125,333
271,305	Bear Stearns Asset Backed Securities I Trust 2004-FR3	2.5460	9/25/2034	228,588
320,104	Bear Stearns Asset Backed Securities I Trust 2004-HE7	3.1460	8/25/2034	289,203
45,137	Bear Stearns Asset Backed Securities Trust 2003-ABF1	1.1789	1/25/2034	43,679
109,941	CDC Mortgage Capital Trust 2004-HE1	2.2460	6/25/2034	100,263
202,524	CDC Mortgage Capital Trust 2004-HE3	2.2389	11/25/2034	183,150
221,645	Citigroup Global Markets Mortgage Securities VII, Inc.	1.0060	9/25/2028	206,354
91,531	Conseco Finance Corp.	1.1345	8/15/2033	89,319
17,861	Countrywide Asset-Backed Certificates	2.6960	9/25/2023	18,554
61,035	Credit Suisse First Boston Mortgage Securities Corp.	6.9900	2/25/2031	62,738
40,000	GSAA Trust	5.2950	11/25/2034	40,389
410,818	Home Equity Asset Trust	2.5960	3/25/2034	397,670
254,457	Home Equity Asset Trust 2004-4	2.3960	10/25/2034	235,501
68,815	Meritage Mortgage Loan Trust 2003-1	2.7710	11/25/2033	67,983
21,821	Morgan Stanley ABS Capital I Inc Trust 2003-HE1	3.8210	5/25/2033	19,291
112,716	Morgan Stanley ABS Capital I Inc Trust 2004-NC4	3.4460	4/25/2034	111,574
152,014	New Century Home Equity Loan Trust ^	1.5639	10/25/2033	145,456
348,765	New Century Home Equity Loan Trust Series 2003-4	3.5210	10/25/2033	341,473
310,325	New Century Home Equity Loan Trust Series 2003-B	2.9210	11/25/2033	298,486
164,248	NovaStar Mortgage Funding Trust Series 2003-4	1.5039	2/25/2034	154,324
88,908	NovaStar Mortgage Funding Trust Series 2004-1	2.0210	6/25/2034	80,128
251,470	NovaStar Mortgage Funding Trust Series 2004-2	2.6960	9/25/2034	223,058
102,765	Option One Mort Acceptance Corp Asset Back Cert Ser 2003 2	2.9960	4/25/2033	99,835
29,163	Option One Mortgage Accept Corp Asset Back Certs Ser 2003 5	1.0860	8/25/2033	27,807
72,582	Saxon Asset Securities Trust 2002-1	2.2389	11/25/2031	60,800
77,999	Saxon Asset Securities Trust 2003-3	2.8389	12/25/2033	70,211
137,592	Securitized Asset Backed Receivables LLC Trust 2004-OP1	2.0960	2/25/2034	129,214
572,795	Securitized Asset Backed Receivables LLC Trust 2004-OP1	2.4710	2/25/2034	556,843
114,760	Terwin Mortgage Trust Series TMTS 2003-2HE	3.5904	7/25/2034	112,608
				5,640,074
	INSURANCE - 0.9%
300,000	Aspen Insurance Holdings Ltd.	4.6500	11/15/2023	310,907
500,000	ZFS Finance USA Trust II ^	6.4500	12/15/2065	505,050
				815,957
	INVESTMENT COMPANIES - 0.9%
776,000	Ares Capital Corp.	4.8750	11/30/2018	801,801

	IRON/STEEL - 0.3%
300,000	ArcelorMittal	6.2500	8/5/2020	309,000

	LODGING - 0.9%
742,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.	5.6250	10/15/2021	773,688
65,000	MCE Finance Ltd. ^	5.0000	2/15/2021	62,956
				836,644
	MANUFACTURED HOUSING - 0.1%
37,727	Conseco Financial Corp.	7.2200	3/15/2028	39,899

	MEDIA - 4.3%
50,000	Altice Finco SA ^	9.8750	12/15/2020	54,500
519,000	CCO Safari II LLC ^	4.4640	7/23/2022	552,408
750,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc	5.0000	3/1/2021	839,020
750,000	Discovery Communications LLC	5.0500	6/1/2020	818,260
200,000	DISH DBS Corp.	4.2500	4/1/2018	204,500
250,000	Pearson Funding Two PLC ^	4.0000	5/17/2016	250,204
250,000	Time Warner Cable, Inc.	5.8500	5/1/2017	260,756
150,000	Time Warner Cable, Inc.	5.0000	2/1/2020	163,821
750,000	Viacom, Inc.	2.5000	9/1/2018	758,251
				3,901,720

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2016

Par Value		Coupon Rate (%)	Maturity	Fair Value

	MINING - 0.4%
$100,000	Alcoa, Inc.	6.7500	7/15/2018	$108,346
250,000	Newmont Mining Corp.	5.1250	10/1/2019	270,482
				378,828
	MISCELLANEOUS - 0.8%
592,000	General Electric, Co.	5.0000	Perpetual	615,680
100,000	Textron, Inc.	5.6000	12/1/2017	105,190
				720,870
	MUNICIPAL - 0.2%
200,000	Grant County Public Utility District No 2	5.2900	1/1/2020	216,200

	OFFICE/BUSINESS - 1.0%
357,000	Xerox Corp.	6.7500	2/1/2017	368,812
500,000	Xerox Corp.	2.9500	3/15/2017	505,100
				873,912
	OIL & GAS - 1.2%
630,000	BG Energy Capital PLC ^	4.0000	12/9/2020	670,842
250,000	Petrobras Global Finance BV	2.2382	5/20/2016	249,616
200,000	Petrobras Global Finance BV	5.7500	1/20/2020	184,000
				1,104,458
	OTHER ASSET BACKED SECURITIES - 10.6%
287,039	Amortizing Residential Collateral Trust 2002-BC6	2.2460	8/25/2032	257,152
333,922	Bear Stearns Asset Backed Securities Trust 2003-SD3	3.2960	10/25/2033	314,364
52,437	Bear Stearns Asset Backed Securities Trust 2005-SD1	1.0260	1/25/2045	51,781
31,249	Bear Stearns Asset Backed Securities Trust 2006-SD2	0.8260	6/25/2036	30,637
509,922	Black Diamond CLO 2006-1 Luxembourg SA ^	0.8884	4/29/2019	498,537
41,144	Bravo Mortgage Asset Trust ^	0.6860	7/25/2036	39,050
183,817	Carrington Mortgage Loan Trust Series 2006-NC4	0.5060	10/25/2036	176,395
173,907	Chase Funding Trust Series 2002-2	5.5990	9/25/2031	165,658
128,620	Countrywide Asset-Backed Certificates ^	3.8210	3/25/2032	118,460
248,531	Countrywide Asset-Backed Certificates	5.0690	2/25/2036	252,443
134,847	Countrywide Home Equity Loan Trust	0.6545	4/15/2030	130,936
502	Credit-Based Asset Servicing and Securitization LLC	3.2960	6/25/2032	494
204,739	Credit-Based Asset Servicing and Securitization LLC	3.2139	3/25/2034	170,680
416,397	Credit-Based Asset Servicing and Securitization LLC	2.1639	7/25/2035	394,032
146,213	CWABS Inc Asset-Backed Certificates Trust 2004-6	1.3460	11/25/2034	142,831
101,287	CWABS Inc Asset-Backed Certificates Trust 2004-6	1.6460	11/25/2034	99,548
50,595	Equity One Mortgage Pass-Through Trust 2002-4	1.0260	2/25/2033	49,949
44,462	Equity One Mortgage Pass-Through Trust 2002-5	5.8030	11/25/2032	45,078
500,000	Figueroa CLO 2013-1 Ltd. ^	4.2856	3/21/2024	453,474
340,485	Finance America Mortgage Loan Trust 2004-2	1.4210	8/25/2034	302,524
268,304	Finance America Mortgage Loan Trust 2004-2	2.5460	8/25/2034	222,956
80,824	First Franklin Mortgage Loan Trust 2002-FF1	1.5638	4/25/2032	79,069
500,000	Gale Force 3 Clo Ltd. ^	2.0331	4/19/2021	466,628
500,000	Goldman Sachs Asset Management CLO PLC ^	3.3866	8/1/2022	492,809
267,088	GSAMP Trust 2002-WF	1.6385	10/20/2032	257,041
28,220	Long Beach Mortgage Loan Trust 2004-1	1.2710	2/25/2034	26,768
193,326	Merrill Lynch Mortgage Investors Trust Series 2004-WMC5	2.3960	7/25/2035	183,932
174,874	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC7	2.1710	7/25/2034	154,049
25,993	Morgan Stanley ABS Capital I, Inc. Trust 2005-HE6	0.7660	11/25/2035	26,010
750,000	Mountain View Funding CLO ^	1.0829	4/16/2021	736,546
500,000	PPM Grayhawk CLO Ltd. ^	0.9829	4/18/2021	475,777
53,419	RAMP Series 2005-RS3 Trust	0.8660	3/25/2035	53,264
278,608	Rockwall CDO II Ltd. ^	0.8866	8/1/2024	271,779
22,589	SACO I, Inc. ^	1.3460	6/25/2035	22,180
500,000	Schiller Park CLO Ltd. ^	2.8881	4/25/2021	466,485

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2016

Par Value		Coupon Rate (%)	Maturity	Fair Value

	OTHER ASSET BACKED SECURITIES - 10.6% (Continued)
$7,758	Specialty Underwriting & Residential Finance Trust Series 2003-BC4	4.1889	11/25/2034	$7,790
339,488	Specialty Underwriting & Residential Finance Trust Series 2004-BC4	1.6460	10/25/2035	280,833
85,429	Structured Asset Investment Loan Trust 2003-BC13	3.0710	11/25/2033	84,695
404,179	Structured Asset Investment Loan Trust 2004-7	1.5710	8/25/2034	354,819
159,277	Structured Asset Securities Corp 2005-WF1	2.3510	2/25/2035	141,258
89,566	Structured Asset Securities Corp 2005-WF1	2.5010	2/25/2035	67,247
500,000	Symphony CLO II Ltd. ^	2.1741	10/25/2020	460,044
600,000	Tralee CLO II Ltd. ^	4.4844	4/20/2025	541,132
				9,567,134
	PHARMACEUTICALS - 2.8%
790,000	Actavis Funding SCS	3.0000	3/12/2020	807,654
750,000	Baxalta, Inc. ^	2.0000	6/22/2018	748,446
442,000	Perrigo Co. PLC	1.3000	11/8/2016	441,127
500,000	Zoetis, Inc.	3.4500	11/13/2020	515,523
				2,512,750
	PIPELINES - 2.5%
250,000	DCP Midstream LLC ^	9.7500	3/15/2019	268,437
300,000	DCP Midstream LLC ^	5.8500	5/21/2043	190,500
151,000	DCP Midstream Operating LP	2.5000	12/1/2017	146,470
200,000	Energy Transfer Partners LP	4.1500	10/1/2020	197,830
200,000	IFM US Colonial Pipeline 2 LLC ^	6.4500	5/1/2021	216,765
500,000	Sabine Pass LNG LP	7.5000	11/30/2016	511,875
502,000	Sabine Pass LNG LP	6.5000	11/1/2020	525,845
250,000	Williams Partners LP / ACMP Finance Corp.	4.8750	5/15/2023	229,784
				2,287,506
	REITs (REAL ESTATE INVESTMENT TRUSTS) - 1.0%
25,000	American Tower Trust I ^	1.5510	3/15/2018	24,979
150,000	American Tower Trust I ^	3.0700	3/15/2023	150,789
491,000	Columbia Property Trust Operating Partnership LP	5.8750	4/1/2018	521,587
200,000	Ventas Realty LP / Ventas Capital Corp.	2.0000	2/15/2018	200,653
				898,008
	RETAIL - 0.3%
250,000	Advance Auto Parts, Inc.	5.7500	5/1/2020	273,480

	SAVINGS & LOANS - 0.6%
500,000	First Niagara Financial Group, Inc.	7.2500	12/15/2021	579,765

	SOVEREIGN - 0.0%
12,000	Japan Bank for International Cooperation	2.5000	5/18/2016	12,008

	TELECOMMUNICATIONS - 3.7%
500,000	America Movil SAB de CV	5.0000	10/16/2019	552,072
300,000	Crown Castle Towers LLC ^	6.1130	1/15/2020	332,596
1,100,000	Crown Castle Towers LLC ^	4.8830	8/15/2020	1,177,683
853,000	Sprint Communications, Inc.	6.0000	12/1/2016	859,397
250,000	Telefonica Emisiones SAU	5.4620	2/16/2021	287,784
150,000	Verizon Communications, Inc.	2.1639	9/15/2016	150,712
				3,360,244
	TRUCKING & LEASING - 0.8%
750,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. ^	3.3750	3/15/2018	766,497

	TOTAL BONDS & NOTES (Cost $81,028,676)			81,208,450

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2016

Shares		Coupon Rate (%)	Fair Value

	PREFERRED STOCK - 0.9%
	BANKS - 0.4%
7,400	Citigroup, Inc.	6.8750	$204,166
5,000	Northern Trust Corp.	5.8500	135,050
			339,216
	DIVERSIFIED FINANCIAL SERVICES - 0.5%
18,750	Ally Financial, Inc.	8.5000	468,375

	TOTAL PREFERRED STOCK (Cost $828,508)		807,591

	TOTAL INVESTMENTS - 97.5% (Cost $88,139,778)(A)		$88,174,719
	OTHER ASSETS LESS LIABILITIES - 2.5%		2,282,315
	TOTAL NET ASSETS - 100.0%		$90,457,034

HELOC - Home Equity Line of Credit

REMIC - Real Estate Mortgage Investment Conduits

LP - Limited Partnership

*	Non-income producing security

+	Fair valued determined using Level 3 measurements. As of April 30, 2016 fair valued securities had a market value of $766,661 and represented 0.8% of Total Net Assets.

^	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 18.6% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(A)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $88,145,305 and differs from fair value by net unrealized appreciation (depreciation) of

Unrealized appreciation	$1,191,231
Unrealized depreciation	(1,161,817)
Net unrealized appreciation	$29,414

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

April 30, 2016

ASSETS
Investment securities:
At cost	$88,139,778
At fair value	$88,174,719
Cash	1,444,095
Dividends and interest receivable	716,166
Receivable for Fund shares sold	64,077
Prepaid Registration	76,755
Prepaid expenses and other assets	58,761
TOTAL ASSETS	90,534,573

LIABILITIES
Investment advisory fees payable	32,258
Payable to related parties	2,777
Payable for Fund shares repurchased	27,933
Distribution (12b-1) fees payable	622
Accrued expenses and other liabilities	13,949
TOTAL LIABILITIES	77,539
NET ASSETS	$90,457,034

Composition of Net Assets:
Paid in capital	$91,247,003
Undistributed net investment income	88,658
Accumulated net realized loss from security transactions and future contracts	(913,568)
Net unrealized appreciation on investments and future contracts	34,941
NET ASSETS	$90,457,034

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)

April 30, 2016

Net Asset Value Per Share:
Class A Shares:
Net Assets	$10,927,538
Shares of beneficial interest outstanding (c)	1,098,141
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.95
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$10.56

Class C Shares:
Net Assets	$104,002
Shares of beneficial interest outstanding (c)	10,438
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.96

Class I Shares:
Net Assets	$79,425,494
Shares of beneficial interest outstanding (c)	7,977,797
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.96

(a)	Investments in Class A shares and/or Class A1 shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(b)	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year following each investment.

(c)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2016

INVESTMENT INCOME
Dividends	$113,542
Interest	2,219,900
Amortization of Premiums	(748,425)
TOTAL INVESTMENT INCOME	1,585,017

EXPENSES
Investment advisory fees	284,654
Distribution (12b-1) fees:
Class A	10,332
Class C	396
Legal fees	44,125
Administration fees	41,769
Registration fees	27,150
Transfer agent fees	20,889
Accounting services fees	19,794
Printing and postage expenses	11,338
Non 12b-1 Shareholder servicing fees	10,890
Compliance officer fees	8,822
Audit fees	8,679
Trustees fees and expenses	7,716
Custodian fees	7,521
Insurance expense	1,810
Other expenses	1,830
TOTAL EXPENSES	507,715

Less: Fees waived by the Advisor	(144,727)
NET EXPENSES	362,988

NET INVESTMENT INCOME	1,222,029

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
Net realized loss from investments	(426,284)
Net realized loss from futures contracts	(54,572)
Net change in unrealized appreciation on futures contracts	125
Net change in unrealized appreciation on investments	481,204

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	473

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,222,502

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2016	Year Ended
	(Unaudited)	October 31, 2015
FROM OPERATIONS
Net investment income	$1,222,029	$1,483,556
Net realized loss from investments and futures contracts	(560,136)	(231,192)
Net realized gain from distributions by underlying investment companies	79,280	10,174
Net change in unrealized appreciation (depreciation) on investments and futures contracts	481,329	(584,133)
Net increase in net assets resulting from operations	1,222,502	678,405

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(125,539)	(118,520)
Class C	(828)	(3,495)
Class I	(1,065,101)	(1,417,851)
Total distributions to shareholders	(1,191,468)	(1,539,866)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	7,013,221	5,994,752
Class C	37,000	201,700
Class I	44,432,541	35,267,422
Net asset value of shares issued in reinvestment of distributions:
Class A	125,001	117,126
Class C	828	3,495
Class I	734,986	798,266
Payments for shares redeemed:
Class A	(1,659,367)	(4,370,616)
Class C	(99,010)	(136,204)
Class I	(16,531,535)	(22,624,287)
Net increase in net assets from shares of beneficial interest	34,053,665	15,251,654

TOTAL INCREASE IN NET ASSETS	34,084,699	14,390,193

NET ASSETS
Beginning of the period	56,372,335	41,982,142
End of the period *	$90,457,034	$56,372,335
*Includes undistributed net investment income of:	$88,658	$58,097

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	April 30, 2016	Year Ended
	(Unaudited)	October 31, 2015

SHARE ACTIVITY
Class A:
Shares Sold	710,642	596,077
Shares Reinvested	12,647	11,679
Shares Redeemed	(167,964)	(432,983)
Net increase in shares of beneficial interest outstanding	555,325	174,773

Class C:
Shares Sold	3,731	20,002
Shares Reinvested	84	348
Shares Redeemed	(9,901)	(13,610)
Net increase (decrease) in shares of beneficial interest outstanding	(6,086)	6,740

Class I:
Shares Sold	4,500,419	3,501,158
Shares Reinvested	74,345	79,551
Shares Redeemed	(1,671,647)	(2,249,562)
Net increase in shares of beneficial interest outstanding	2,903,117	1,331,147

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
	For the
	Six Months Ended
	April 30, 2016		Year Ended	Year Ended	Period Ended
	(Unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	(1)

Net asset value, beginning of period	$10.00		$10.18	$10.08	$10.00

Activity from investment operations:
Net investment income (2)	0.15		0.29	0.23	0.06
Net realized and unrealized gain (loss) on investments (9)	(0.05)		(0.17)	0.06	0.02
Total from investment operations	0.10		0.12	0.29	0.08

Less distributions from:
Net investment income	(0.15)		(0.30)	(0.19)	—

Net asset value, end of period	$9.95		$10.00	$10.18	$10.08

Total return (3)	1.03	% (6)	1.16%	2.91%	0.80	% (6)

Net assets, at end of period (000)s	$10,928		$5,430	$3,749	$10

Ratio of gross expenses to average net assets (4)(5)(10)	1.57	% (7)	1.76%	2.01%	8.24	% (7)(8)
Ratio of net expenses to average net assets (5)(10)	1.20	% (7)	1.20%	1.37%	1.70	% (7)
Ratio of net investment income to average net assets (5)(10)	3.00	% (7)	2.84%	2.26%	1.74	% (7)

Portfolio Turnover Rate	24	% (6)	26%	22%	37	% (6)

(1)	The Anfield Universal Fixed Income Fund Class A Shares commenced operations on June 28, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(3)	Total Return shown excludes the effect of applicable sales charges and redemption fees. Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

(8)	As the share class had 1 share outstanding over the period, the ratio presented is based upon the expected expense level for the class provided in the Funds prospectus.

(9)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the statement of operations due to the share transactions for the period.

(10)	Ratio calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class C
	For the
	Six Months Ended
	April 30, 2016		Year Ended	Year Ended	Period Ended
	(Unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	(1)

Net asset value, beginning of period	$10.01		$10.19	$10.08	$10.00

Activity from investment operations:
Net investment income (2)	0.12		0.22	0.16	(0.08)
Net realized and unrealized gain (loss) on investments (9)	(0.06)		(0.18)	0.01	0.16
Total from investment operations	0.06		0.04	0.17	0.08

Less distributions from:
Net investment income	(0.11)		(0.22)	(0.06)	—
Total distributions	(0.11)		(0.22)	(0.06)	—

Net asset value, end of period	$9.96		$10.01	$10.19	$10.08

Total return (3)	0.61	% (6)	0.45%	1.68%	0.80	% (6)

Net assets, at end of period (000)s	$104		$165	$100	$10

Ratio of gross expenses to average net assets (4)(5)(10)	2.32	% (7)	2.51%	2.76%	8.99	% (7)(8)
Ratio of net expenses to average net assets (5)(10)	1.95	% (7)	1.95%	2.12%	2.45	% (7)
Ratio of net investment income to average net assets (5)(10)	2.45	% (7)	2.16%	1.53%	(2.32	)% (7)

Portfolio Turnover Rate	24	% (6)	26%	22%	37	% (6)

(1)	The Anfield Universal Fixed Income Fund Class C Shares commenced operations on June 28, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(3)	Total Return shown excludes the effect of applicable redemption fees. Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

(8)	As the share class had 1 share outstanding over the period, the ratio presented is based upon the expected expense level for the class provided in the Fund’s prospectus.

(9)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the statement of operations due to the share transactions for the period.

(10)	Ratio calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	For the
	Six Months Ended
	April 30, 2016		Year Ended	Year Ended		Period Ended
	(Unaudited)		October 31, 2015	October 31, 2014		October 31, 2013	(1)

Net asset value, beginning of period	$10.01		$10.19	$10.08		$10.00

Activity from investment operations:
Net investment income (2)	0.16		0.31	0.24		0.03
Net realized and unrealized gain (loss) on investments (9)	(0.05)		(0.17)	0.09		0.05
Total from investment operations	0.11		0.14	0.33		0.08

Less distributions from:
Net investment income	(0.16)		(0.32)	(0.22)		—
Net realized gains	—		—	(0.00	) (8)	—
Total distributions	(0.16)		(0.32)	(0.22)		—

Net asset value, end of period	$9.96		$10.01	$10.19		$10.08

Total return (3)	1.15	% (6)	1.42%	3.25%		0.80	% (6)

Net assets, at end of period (000)s	$79,425		$50,777	$38,133		$4,727

Ratio of gross expenses to average net assets (4)(5)(10)	1.32	% (7)	1.51%	1.76%		7.99	% (7)
Ratio of net expenses to average net assets (5)(10)	0.95	% (7)	0.95%	1.12%		1.45	% (7)
Ratio of net investment income to average net assets (5)(10)	3.30	% (7)	3.11%	2.38%		0.82	% (7)

Portfolio Turnover Rate	24	% (6)	26%	22%		37	% (6)

(1)	The Anfield Universal Fixed Income Fund Class I Shares commenced operations on June 28, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

(8)	Amount represents less than $0.005.

(9)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the statement of operations due to the share transactions for the period.

(10)	Ratio calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2016

1.	ORGANIZATION

The Anfield Universal Fixed Income Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on June 28, 2013. The investment objective is to seek current income.

The Fund offers Class A, Class C, and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class C shares of the Fund are sold at NAV without an initial sales charge but may be subject to a CDSC on shares redeemed. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees or a CDSC, but have a higher minimum initial investment than Class A and Class C shares. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Anfield Universal Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2016

Fair Valuation Process – As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Fund – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Fund – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.

Anfield Universal Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2016

If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2016, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$390,221	$—	$—	$390,221
Mutual Funds	5,768,457	—	—	5,768,457
Bonds & Notes	—	80,441,789	766,661	81,208,450
Preferred Stock	807,591		—	807,591
Total	$6,966,269	$80,441,789	$766,661	$88,174,719

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Schedule of Investments for classifications.

Anfield Universal Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2016

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Bonds & Notes	Total
Beginning Balance 11/1/2015	$697,500	$697,500
Total realized gain (loss)	—	—
Appreciation	64,527	64,527
Cost of Purchases	—	—
Proceeds from Sales	—	—
Amortization	4,634	4,634
Net transfers in/out of level 3	—	—
Ending Balance 4/30/2016	$766,661	$766,661

The significant unobservable inputs used in the fair value measurement of the Fund’s level 3 Bonds & Notes are (1) The price of the security on the Trade Reporting and Compliance Engine (“TRACE”), which is a FINRA developed vehicle that facilitates the mandatory reporting of over the counter secondary market transactions in eligible fixed income securities, (2) review of transactions involving the security through TRACE, (3) size of position, as it was determined that smaller lots sold and reported on TRACE have significantly higher price than the mark price therefore absent trades in the market, the Fund will price the security off of a industry proxy bond with a basis point spread between Carter Holt and the proxy bond.

It is the Fund’s policy to recognize transfers into or out of level 2 and level 3 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years 2014 and 2015, and expected to be taken in the tax year 2016. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Fixed Income Risk – When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed

Anfield Universal Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2016

income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk – Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Counterparty Credit Risk – The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Mortgage-Backed and Asset-Backed Securities Risk – The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

Futures Contracts – The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility.

As of April 30, 2016 as disclosed in the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

Impact of Derivatives on the Statements of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations as of April 30, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Interest Rate Contracts	Net realized gain (loss) from futures contracts;
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months period ended April 30, 2016:

Realized gain/(loss) on derivatives recognized in the Statements of Operations

		Total for the
		six months ended
Derivative Investment Type	Interest Rate Risk	April 30, 2016
Anfield Universal Fixed Income Fund
Futures contracts	$(54,572)	$(54,572)

Anfield Universal Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2016

Net change in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations

		Total for the
Derivative Investment Type	Interest Rate Risk	six months ended April 30, 2016
Anfield Universal Fixed Income Fund
Futures contracts	$125	$125

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months period ended April 30, 2016, amounted to $53,309,052 and $17,662,679, respectively.

4.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Anfield Capital Management, LLC. Serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “waiver agreement”), until at least March 1, 2017, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.20%, 1.95%, and 0.95% of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 1.20%, 1.95%, and 0.95% of average daily net assets attributable to Class A, C, and I shares, respectively the Advisor shall be entitled to be reimbursed by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the limitations of average daily net assets for each class respectively. If Fund Operating Expenses attributable to Class A, C, and I shares subsequently exceed the limitations per annum of the average daily net assets, the reimbursements shall be suspended. During the six months period ended April 30, 2016, the Advisor waived fees in the amount of $144,727 in expenses to the Fund. The Fund’s total expenses subject to recoupment are $450,044. As of October 31, 2015, the Advisor can recoup waived and reimbursed expenses of $79,300 until October 31, 2016, $101,506 until October 31, 2017, and $269,238 until October 31, 2018.

Anfield Universal Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2016

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of its average daily net assets for Class A and Class C, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares. For the six months period ended April 30, 2016, the Distributor received $370 in underwriting commissions for sales of Class C shares.

Class C shares of the Fund are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) of the purchase price on shares redeemed during the first twelve months after their purchase. As of April 30, 2016 the amount of CDSC paid by the shareholders of the Fund was $0.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) - an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”) - BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from GFS under the administrative servicing agreement.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 1 year. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the six months period ended, the Fund assessed $0 in redemption fees.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended October 31, 2015 and October 31, 2014 were as follows:

	Fiscal Year Ended	Fiscal Period Ended
	October 31, 2015	October 31, 2014
Ordinary Income	$1,539,866	$545,288
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$1,539,866	$545,288

Anfield Universal Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2016

As of October 31, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$60,767	$—	$429,980)	$—	$—	$451,790)	$(821,003)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, and unrealized depreciation from investments is primarily attributable to adjustments for gains on contingent convertible debt securities, the tax deferral of losses on wash sales, mark-to-market on open future contracts, and adjustments for partnerships.

At October 31, 2015, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$307,776	$122,204	$429,980

Permanent book and tax differences, primarily attributable to adjustments for paydowns, resulted in reclassifications for the year ended October 31, 2015 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$6,215	$(6,215)

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2016 the following held in excess of 25% of the voting securities of the Funds listed, for the sole benefit of customers and may be deemed to control the applicable Fund. As of April 30, 2016 Charles Schwab & Co. held 39.8% of the voting securities of the Fund for the sole benefit of customers and may be deemed to control the Fund.

8.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

9.	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Anfield Universal Fixed Income Fund

EXPENSE EXAMPLES (Unaudited)

April 30, 2016

As a shareholder of Anfield Universal Fixed Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A and/or Class A1 shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Anfield Universal Fixed Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 through April 30, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Anfield Universal Fixed Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	11/1/15	4/30/16	11/1/15 – 4/30/16	11/1/15 – 4/30/16
Class A	$ 1,000.00	$ 1,010.30	$ 5.59	1.20%
Class C	1,000.00	1,006.10	9.73	1.95
Class I	1,000.00	1,011.50	4.75	0.95

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	11/1/15	4/30/16	11/1/15 – 4/30/16	11/1/15 – 4/30/16
Class A	$ 1,000.00	$ 1,018.90	$ 6.02	1.20%
Class C	1,000.00	1,015.17	9.77	1.95
Class I	1,000.00	1,020.14	4.77	0.95

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

** Annualized.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

This Page Intentionally Left Blank.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-866-4848.

Adviser
Anfield Capital Management, LLC
4695 MacArthur Court, Suite 430
Newport Beach, CA 92660

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/30/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/30/2016

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 6/30/2016